Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Revenues	$ 16,331	$ 21,859	$ 14,517
Expenses	(15,159)	(16,407)	(9,330)
(Loss) gain on sale of real estate	(4,087)	81	0
(Loss) gain on extinguishment of debt	(341)	601	7,961
Impairment charges	(11,294)	(14,223)	(8,532)
(Loss) income from discontinued operations, net of tax	$ (14,550)	$ (8,089)	$ 4,616